Schedule of Investments
May 31, 2023 (unaudited)
Archer Multi Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 92.92%

Adhesives & Sealants - 1.05%
Fuller H B Co.	890	56,017

Beverages - 2.32%
Coca Cola Co.	1,000	59,660
Pepsico, Inc.	353	64,370

		124,030

Biological Products (No Diagnostic Substances) - 0.89%
Neurocrine Biosciences, Inc. (2)	530	47,451

Chemicals & Allied Products - 0.93%
Balchem Corp. (2)	401	49,576
Livent Corp. (2)	3,200	73,760

		123,336

Crude Petroleum & Natural Gas - 0.90%
SM Energy Co. (2)	1,830	48,111

Drilling Oil & Gas Wells - 1.41%
Helmerich & Payne, Inc.	1,285	39,681
Patterson UTI Energy, Inc.	3,700	36,038

		75,719

Electrical Work - 1.52%
Comfort Systems USA, Inc.	550	81,389

Electronic Components & Accessories - 1.42%
Hubbell, Inc.	270	76,264

Electronic Computers - 1.53%
Apple, Inc.	461	81,712

Fabricated Rubber Products - 1.19%
Carlisle Cos., Inc.	300	63,732

Fats & Oils - 1.42%
Darling Ingredients, Inc. (2)	1,200	76,056

Fire, Marine & Casualty Insurance - 0.97%
American Financial Group, Inc. (2)	465	52,206
Berkshire Hathaway, Inc. Class B (2)	274	87,976

		140,182

Guided Missiles & Space Vehicles & Parts- 1.16%
Aerojet Rocketdyne Holdings, Inc. (2)	1,140	62,107

Hospital & Medical Service Plans- 1.23%
UnitedHealth Group, Inc.	135	65,777

Lawn & Garden Tractors & Home Lawn & Gardens Equip - 1.02%
Toro Co.	560	54,785

Life Insurance - 1.37%
Reinsurance Group of America, Inc.	525	73,500

Motor Vehicles & Passenger Car Bodies - 1.77%
Tesla, Inc. (2)	465	94,827

National Commercial Banks - 4.03%
Bank of America Corp.	3,013	83,731
First Horizon Corp.	2,600	26,806
JPMorgan Chase & Co.	777	105,447

		215,984

Ordnance & Accessories (No Vehicles/Guided Missiles) - 1.38%
Axon Enterprise, Inc. (2)	384	74,077

Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.08%
RPM International, Inc.	725	57,848

Petroleum Refining - 2.10%
Chevron Corp.	355	53,470
Exxon Mobil Corp.	578	59,060

		112,530

Pharmaceutical Preparations - 8.87%
AbbVie, Inc.	395	54,494
Cytokinetics, Inc. (2)	1,390	52,389
Eli Lilly & Co.	174	74,726
Jazz Pharmaceuticals PLC. (Ireland) (2)	500	64,080
Johnson & Johnson	489	75,824
Merck & Co., Inc.	575	63,486
Pfizer, Inc.	1,100	41,822
United Therapeutics Corp. (2)	229	48,030

		474,851

Printed Circuit Boards - 1.56%
Jabil, Inc.	935	83,701

Pumps & Pumping Equipment - 1.21%
Graco, Inc.	848	64,864

Retail - Auto Dealers & Gasoline Stations - 1.39%
Asbury Automotive Group, Inc. (2)	355	74,234

Retail-Catalog & Mail-Order Houses - 1.97%
Amazon.com, Inc. (2)	875	105,508

Retail-Lumber & Other Building Materials Dealers - 2.55%
Builders FirstSource, Inc. (2)	700	81,165
Home Depot, Inc.	195	55,273

		136,438

Retail- Variety Stores - 1.29%
Academy Sports & Outdoors, Inc.	1,400	68,544
Five Below, Inc. (2)	400	69,008

		137,552

Rubber & Plastics Footwear - 1.42%
Deckers Outdoor Corp. (2)	160	76,000

Sawmills & Planting Mills, General - 1.39%
UFP Industries, Inc.	950	74,195

Semiconductors & Related Devices - 4.74%
NVIDIA Corp. (2)	370	139,986
Rambus, Inc. (2)	1,780	113,849

		253,835

Services-Business Services - 4.40%
Fair Isaac Corp.	141	111,061
MasterCard, Inc. Class A	165	60,228
Visa, Inc. Class A	292	64,541

		235,830

Services-Computer Programming, Data Processing, Etc. - 6.80%
Alphabet, Inc. Class A (2)	800	98,296
Alphabet, Inc. Class C (2)	840	103,631
Meta Platforms, Inc. Class A (2)	612	162,009

		363,936

Services-Engineering Services - 1.09%
Aecom	750	58,537

Services-Help Supply Services - 1.06%
AMN Healthcare Services, Inc. (2)	600	56,976

Services-Management Consulting Services - 1.00%
Exponent, Inc.	588	53,696

Services-Personal Services- 1.07%
Services Corp. International	900	57,249

Services-Prepackaged Software - 3.30%
Microsoft Corp.	370	121,504
SPS Commerce, Inc. (2)	353	54,997

		176,501

Services-Skilled Nursing Care Facilities - 1.03%
Ensign Group, Inc.	621	55,027

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.97%
Procter & Gamble Co.	366	52,155

State Commercial Banks - 1.48%
East West Bancorp, Inc.	965	46,175
Independent Bank Corp.	755	33,326

		79,501

Steel Pipe & Tubes - 1.57%
Ati, Inc. (2)	2,430	84,029

Surety Insurance - 0.99%
Assured Guaranty Ltd. (Bermuda)	1,020	52,785

Surgical & Medical Instruments & Apparatus - 1.38%
Merit Medical Systems, Inc. (2)	900	74,160

Telephone & Telegraph Apparatus - 1.16%
Fabrinet (Thailand) (2)	550	62,271

Water Supply - 1.49%
Essential Utilities, Inc.	1,959	79,810

Wholesale-Machinery, Equipment & Supplies - 1.15%
Applied Industrial Technologies, Inc.	500	61,480

Wholesale-Metals Service Centers & Offices - 1.60%
Reliance Steel & Aluminum Co.	365	85,658

Total Common Stock	(Cost $ 4,654,774)	4,976,213

Real Estate Investment Trust - 2.95%

Agree Realty Corp.	900	58,041
Annaly Capital Management, Inc. (2)	3,000	56,640
Rexford Industrials Realty, Inc.	800	43,552

Total Real Estate Investment Trusts	(Cost $ 192,225)	158,233

Money Market Registered Investment Companies - 4.55%

Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class - % (3)	243,652	243,652

Total Money Market Registered Investment Companies	(Cost $ 243,652)	243,652

Total Investments - 100.42%	(Cost $ 5,090,651)	5,378,098

Liabilities in Excess of Other Assets- 0.42%		(22,708)

Total Net Assets - 100.00%		5,355,390

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$5,378,098	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$5,378,098	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at May 31, 2023